GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 2,800,933	$ 2,059,444	$ 1,636,815
Cost of revenue	270,277	261,932	236,690	223,571	218,412	188,642	181,472	172,718	992,470	761,244	593,816
Selling and marketing expense									898,761	614,174	492,206
General and administrative expense									396,013	328,728	316,500
Product development expense									101,869	78,760	65,097
Depreciation									52,481	56,719	63,897
Amortization of intangibles									35,771	22,057	27,472
Goodwill impairment											28,032
Total costs and expenses									2,477,365	1,861,682	1,587,020
Operating income	85,294	78,033	97,476	62,765	55,455	46,740	58,231	37,336	323,568	197,762	49,795
Equity in losses of unconsolidated affiliates									(25,345)	(36,300)	(25,676)
Other (expense) income, net									(9,161)	10,060	(1,433)
Earnings from continuing operations before income taxes									289,062	171,522	22,686
Income tax benefit (provision)									(119,215)	4,047	(32,079)
Earnings (loss) from continuing operations	44,408	46,185	48,101	31,153	41,798	67,973	45,630	20,168	169,847	175,569	(9,393)
Gain on Liberty Exchange											140,768
Loss from discontinued operations, net of tax									(9,051)	(3,992)	(37,023)
Net earnings	41,938	40,561	43,460	34,837	46,164	64,051	43,142	18,220	160,796	171,577	94,352
Net (earnings) loss attributable to noncontrolling interests									(1,530)	2,656	5,007
Net earnings attributable to IAC shareholders	40,739	40,717	43,332	34,478	48,766	64,973	42,424	18,070	159,266	174,233	99,359
Comprehensive income attributable to IAC shareholders									139,540	144,244	92,402
IAC
Condensed Financial Statements, Captions [Line Items]
Revenue										413	2,944
Cost of revenue									5,194	4,763	4,224
Selling and marketing expense									4,081	4,385	4,085
General and administrative expense									121,919	120,908	120,629
Product development expense									5,611	7,299	6,613
Depreciation									832	799	580
Total costs and expenses									137,637	138,154	136,131
Operating income									(137,637)	(137,741)	(133,187)
Equity in losses of unconsolidated affiliates									309,693	696,250	267,342
Other (expense) income, net									(84,735)	(733,699)	(276,947)
Earnings from continuing operations before income taxes									87,321	(175,190)	(142,792)
Income tax benefit (provision)									80,996	353,415	138,406
Earnings (loss) from continuing operations									168,317	178,225	(4,386)
Gain on Liberty Exchange											140,768
Loss from discontinued operations, net of tax									(9,051)	(3,992)	(37,023)
Net earnings									159,266	174,233	99,359
Net earnings attributable to IAC shareholders									159,266	174,233	99,359
Comprehensive income attributable to IAC shareholders									139,540	144,244	92,402
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									1,959,488	1,539,282	1,267,664
Cost of revenue									592,007	495,484	408,501
Selling and marketing expense									659,498	490,877	401,086
General and administrative expense									151,204	134,973	125,796
Product development expense									64,222	58,223	49,108
Depreciation									33,631	43,241	52,013
Amortization of intangibles									10,881	3,593	7,605
Goodwill impairment											28,032
Total costs and expenses									1,511,443	1,226,391	1,072,141
Operating income									448,045	312,891	195,523
Equity in losses of unconsolidated affiliates									37,849	29,607	5,168
Other (expense) income, net									(8,057)	(1,073)	(2,838)
Earnings from continuing operations before income taxes									477,837	341,425	197,853
Income tax benefit (provision)									(149,223)	(130,124)	(71,917)
Earnings (loss) from continuing operations									328,614	211,301	125,936
Net earnings									328,614	211,301	125,936
Net (earnings) loss attributable to noncontrolling interests									206	60	3,968
Net earnings attributable to IAC shareholders									328,820	211,361	129,904
Comprehensive income attributable to IAC shareholders									329,593	211,709	129,904
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									847,798	522,496	371,739
Cost of revenue									400,174	262,151	184,586
Selling and marketing expense									236,647	120,527	89,067
General and administrative expense									122,873	72,825	70,080
Product development expense									32,036	13,238	9,376
Depreciation									18,018	12,679	11,304
Amortization of intangibles									24,890	18,464	19,867
Total costs and expenses									834,638	499,884	384,280
Operating income									13,160	22,612	(12,541)
Equity in losses of unconsolidated affiliates									(22,548)	(32,866)	(1,969)
Other (expense) income, net									83,631	744,832	278,352
Earnings from continuing operations before income taxes									74,243	734,578	263,842
Income tax benefit (provision)									(50,988)	(219,244)	(98,568)
Earnings (loss) from continuing operations									23,255	515,334	165,274
Loss from discontinued operations, net of tax									842	4,877	(51,325)
Net earnings									24,097	520,211	113,949
Net (earnings) loss attributable to noncontrolling interests									(1,736)	2,596	1,039
Net earnings attributable to IAC shareholders									22,361	522,807	114,988
Comprehensive income attributable to IAC shareholders									22,484	478,519	113,030
Total Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue									(6,353)	(2,747)	(5,532)
Cost of revenue									(4,905)	(1,154)	(3,495)
Selling and marketing expense									(1,465)	(1,615)	(2,032)
General and administrative expense									17	22	(5)
Total costs and expenses									(6,353)	(2,747)	(5,532)
Equity in losses of unconsolidated affiliates									(350,339)	(729,291)	(296,217)
Earnings from continuing operations before income taxes									(350,339)	(729,291)	(296,217)
Earnings (loss) from continuing operations									(350,339)	(729,291)	(296,217)
Loss from discontinued operations, net of tax									(842)	(4,877)	51,325
Net earnings									(351,181)	(734,168)	(244,892)
Net earnings attributable to IAC shareholders									(351,181)	(734,168)	(244,892)
Comprehensive income attributable to IAC shareholders									(352,077)	(690,228)	(242,934)
Consolidated Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									2,800,933	2,059,444	1,636,815
Cost of revenue									992,470	761,244	593,816
Selling and marketing expense									898,761	614,174	492,206
General and administrative expense									396,013	328,728	316,500
Product development expense									101,869	78,760	65,097
Depreciation									52,481	56,719	63,897
Amortization of intangibles									35,771	22,057	27,472
Goodwill impairment											28,032
Total costs and expenses									2,477,365	1,861,682	1,587,020
Operating income									323,568	197,762	49,795
Equity in losses of unconsolidated affiliates									(25,345)	(36,300)	(25,676)
Other (expense) income, net									(9,161)	10,060	(1,433)
Earnings from continuing operations before income taxes									289,062	171,522	22,686
Income tax benefit (provision)									(119,215)	4,047	(32,079)
Earnings (loss) from continuing operations									169,847	175,569	(9,393)
Gain on Liberty Exchange											140,768
Loss from discontinued operations, net of tax									(9,051)	(3,992)	(37,023)
Net earnings									160,796	171,577	94,352
Net (earnings) loss attributable to noncontrolling interests									(1,530)	2,656	5,007
Net earnings attributable to IAC shareholders									159,266	174,233	99,359
Comprehensive income attributable to IAC shareholders									$ 139,540	$ 144,244	$ 92,402